Securitization Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Servicing Assets at Amortized Value [Line Items]
Servicing assets	¥ 10,877	¥ 11,577
Increase in servicing assets	1,892
Amortization of servicing assets	1,834
Foreign currency translation effects on servicing assets	758
Fair value of servicing assets	¥ 12,635	¥ 14,093